UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09141

Eaton Vance Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

November 30

Date of Fiscal Year End

May 31, 2020

Date of Reporting Period

Item 1.	Reports to Stockholders

Eaton Vance

Municipal Income Trust (EVN)

Semiannual Report

May 31, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (funds.eatonvance.com/closed-end-fund-and-term-trust-documents.php), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold shares at the Fund’s transfer agent, American Stock Transfer & Trust Company, LLC (“AST”), you may elect to receive shareholder reports and other communications from the Fund electronically by contacting AST. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you hold shares at AST, you can inform AST that you wish to continue receiving paper copies of your shareholder reports by calling 1-866-439-6787. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with AST or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report May 31, 2020

Eaton Vance

Municipal Income Trust

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Financial Statements	4

Annual Meeting of Shareholders	24

Board of Trustees’ Contract Approval	25

Officers and Trustees	29

Important Notices	30

Eaton Vance

Municipal Income Trust

May 31, 2020

Performance1,2

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	01/29/1999	0.10%	3.87%	6.56%	8.48%
Fund at Market Price	—	–2.75	4.14	3.90	6.53
Bloomberg Barclays Municipal Bond Index	—	1.55%	3.98%	3.74%	4.13%

% Premium/Discount to NAV[3]
					–9.26%

Distributions[4]
Total Distributions per share for the period					$0.275
Distribution Rate at NAV					3.80%
Taxable-Equivalent Distribution Rate at NAV					6.42%
Distribution Rate at Market Price					4.18%
Taxable-Equivalent Distribution Rate at Market Price					7.06%

% Total Leverage[5]
Residual Interest Bond (RIB) Financing					36.52%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated net of management fees and other expenses by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested in accordance with the Fund’s Dividend Reinvestment Plan. Performance at market price will differ from performance at NAV due to variations in the Fund’s market price versus NAV, which may reflect factors such as fluctuations in supply and demand for Fund shares, changes in Fund distributions, shifting market expectations for the Fund’s future returns and distribution rates, and other considerations affecting the trading prices of closed-end funds. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Municipal Income Trust

May 31, 2020

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Performance results reflect the effects of leverage. Included in the average annual total return at NAV for the five and ten year periods is the 2016 impact of the tender and repurchase of a portion of the Fund’s Auction Preferred Shares (APS) at 94.5% of the Fund’s APS per share liquidation preference. Had this transaction not occurred, the total return at NAV would be lower for the Fund.

[3]

The shares of the Fund often trade at a discount or premium to their net asset value. The discount or premium may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to https://funds.eatonvance.com/closed-end-fund-prices.php.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. As of 5/31/2020, distributions included estimates of return of capital. For additional information about nondividend distributions, please refer to Eaton Vance Closed-End Fund Distribution Notices (19a) posted on our website, eatonvance.com. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance. com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, as applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rate(s) will vary depending on your income, exemptions and deductions. Rates do not include local taxes.

[5]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater price volatility). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets applicable to common shares plus Floating Rate Notes.

[6]

Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

[7]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profile subject to change due to active management.

3

Eaton Vance

Municipal Income Trust

May 31, 2020

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 148.1%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.9%

Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	$435	$572,965

Texas Water Development Board, 4.00%, 10/15/37(1)	8,125	9,738,706

		$10,311,671

Cogeneration — 0.0%(2)

Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 12/31/23(3)	$630	$157,552

		$157,552

Education — 10.8%

Arizona Industrial Development Authority, (Doral Academy of Nevada), 5.00%, 7/15/49(4)	$1,115	$1,073,578

Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/50(4)	430	354,174

California State University, 5.00%, 11/1/41(1)	13,000	15,574,910

Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.), 5.375%, 6/15/38(4)	350	354,662

Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.), 5.375%, 6/15/48(4)	655	651,692

District of Columbia, (District of Columbia International School), 5.00%, 7/1/39	425	461,916

District of Columbia, (District of Columbia International School), 5.00%, 7/1/49	390	416,664

District of Columbia, (KIPP DC), 4.00%, 7/1/39	240	244,267

District of Columbia, (KIPP DC), 4.00%, 7/1/44	230	231,113

District of Columbia, (KIPP DC), 4.00%, 7/1/49	335	335,482

District of Columbia, (Rocketship DC Obligated Group), 5.00%, 6/1/56(4)	2,165	2,008,839

Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 5.00%, 6/1/48(4)	250	218,120

Massachusetts Development Finance Agency, (Boston College), 5.00%, 7/1/42(1)	950	1,143,268

Massachusetts Development Finance Agency, (Boston University), 6.00%, 5/15/59	5,580	7,444,445

Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	1,080	1,091,221

Massachusetts Development Finance Agency, (Northeastern University), 5.00%, 3/1/33	770	860,706

Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/37	1,000	1,075,790

Massachusetts Development Finance Agency, (Williams College), 5.00%, 7/1/46(1)	3,000	3,655,620

Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/35	1,640	2,405,749

Security	Principal Amount (000’s omitted)	Value

Education (continued)

Massachusetts Health and Educational Facilities Authority, (Northeastern University), 5.00%, 10/1/35	$1,350	$1,367,658

New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/29(1)	2,825	3,661,031

New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/31(1)	1,875	2,403,206

Pennsylvania State University, 5.00%, 9/1/42(1)	3,250	3,956,453

Public Finance Authority, WI, (Roseman University of Health Sciences), 5.00%, 4/1/40(4)	755	730,953

Public Finance Authority, WI, (Roseman University of Health Sciences), 5.00%, 4/1/50(4)	380	353,848

Public Finance Authority, WI, (Roseman University of Health Sciences), 5.50%, 4/1/32	165	166,874

Public Finance Authority, WI, (Roseman University of Health Sciences), 5.75%, 4/1/42	415	418,615

Swarthmore Borough Authority, PA, (Swarthmore College), 5.00%, 9/15/46(1)	2,525	3,179,531

University of Michigan, 5.00%, 4/1/48(1)	1,500	1,876,440

		$57,716,825

Electric Utilities — 3.3%

Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 3.20%, 7/1/39	$3,040	$3,105,786

Los Angeles Department of Water and Power, CA, Power System Revenue, 4.00%, 7/1/46(1)	9,000	10,001,430

Michigan Public Power Agency, 5.00%, 1/1/43	775	816,842

New York Power Authority, 4.00%, 11/15/60	3,000	3,458,430

Ohio Air Quality Development Authority, (Buckeye Power, Inc.), 6.00%, 12/1/40	500	513,945

		$17,896,433

Escrowed / Prerefunded — 2.6%

Allegheny County Higher Education Building Authority, PA, (Duquesne University), Prerefunded to 3/1/21, 5.50%, 3/1/31	$1,050	$1,091,527

Apollo Career Center Joint Vocational School District, OH, Prerefunded to 12/1/21, 5.25%, 12/1/33	335	360,540

Detroit, MI, Water Supply System, Prerefunded to 7/1/21, 5.25%, 7/1/41	5,480	5,775,482

Hancock County, OH, (Blanchard Valley Regional Health Center), Prerefunded to 6/1/21, 6.25%, 12/1/34	750	793,852

Jenison Public Schools, MI, Prerefunded to 5/1/21, 5.00%, 5/1/28	500	522,140

Jenison Public Schools, MI, Prerefunded to 5/1/21, 5.00%, 5/1/30	500	522,140

Lancaster Industrial Development Authority, PA, (Garden Spot Village), Prerefunded to 5/1/23, 5.375%, 5/1/28	100	112,779

4	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trust

May 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)

Lansing Board of Water and Light, MI, Prerefunded to 7/1/21, 5.50%, 7/1/41	$500	$528,870

Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 7.25%, 1/1/32	240	249,725

Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 7.25%, 1/1/32	360	374,587

Massachusetts Development Finance Agency, (UMass Memorial), Prerefunded to 7/1/21, 5.50%, 7/1/31	525	555,314

New Jersey Economic Development Authority, (The Seeing Eye, Inc.), Prerefunded to 6/1/22, 5.00%, 6/1/32	250	272,748

New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), Prerefunded to 7/1/23, 5.25%, 7/1/31	205	233,915

New York, Prerefunded to 2/15/21, 5.00%, 2/15/34(1)	2,500	2,585,500

		$13,979,119

General Obligations — 22.5%

Allegheny County, PA, 5.00%, 11/1/43(1)	$2,875	$3,581,819

Boston, MA, 5.00%, 5/1/38(1)	3,000	3,805,740

Chicago Board of Education, IL, 5.00%, 12/1/42	8,160	7,847,227

Chicago Board of Education, IL, 5.00%, 12/1/46	240	227,040

Chicago, IL, 5.00%, 1/1/44	1,000	976,830

Chicago, IL, 5.75%, 1/1/33	1,500	1,594,620

Cleveland, OH, 5.00%, 12/1/43(1)	2,775	3,425,210

Danvers, MA, 5.25%, 7/1/36	885	928,144

Delaware Valley Regional Finance Authority, PA, 5.75%, 7/1/32	1,000	1,424,490

Forest Hills Local School District, OH, 5.00%, 12/1/46(1)	2,775	3,251,967

Frisco Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/37(1)	9,000	9,467,460

Illinois, 5.00%, 11/1/23	1,000	1,021,010

Illinois, 5.00%, 5/1/33	5,000	5,035,100

Illinois, 5.00%, 5/1/35	1,415	1,422,429

Illinois, 5.00%, 12/1/42	3,020	3,021,872

Illinois, 5.50%, 5/1/39	290	304,686

Illinois, 5.75%, 5/1/45	295	314,968

Jackson Public Schools, MI, 5.00%, 5/1/48(1)	2,850	3,470,274

Kent County, MI, (AMT), 5.00%, 1/1/28	1,000	1,040,520

Klein Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/36(1)	3,250	3,347,240

Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/39	17,900	8,246,172

Massachusetts, 5.00%, 9/1/38(1)	14,500	18,480,105

Monmouth County Improvement Authority, NJ, 5.00%, 1/15/28	340	349,880

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Monmouth County Improvement Authority, NJ, 5.00%, 1/15/30	$340	$349,816

Ohio, 5.00%, 2/1/37(1)	2,775	3,344,541

Pennsylvania, 5.00%, 3/1/32(1)	2,250	2,830,230

Peters Township School District, PA, 5.00%, 9/1/40(1)	2,750	3,450,205

Shoreline School District No. 412, WA, 4.00%, 6/1/38(1)	7,200	8,501,400

State College Area School District, PA, 5.00%, 5/15/44(1)	3,100	3,870,381

Trenton Public Schools, MI, 5.00%, 5/1/42(1)	2,850	3,489,454

Upper Arlington City School District, OH, 5.00%, 12/1/48(1)	2,775	3,412,473

Walled Lake Consolidated School District, MI, 5.00%, 5/1/34	365	418,848

Wayland, MA, 5.00%, 2/1/33	510	524,632

Wayland, MA, 5.00%, 2/1/36	770	791,206

Will County, IL, 5.00%, 11/15/45(1)	5,625	6,697,519

Winchester, MA, 5.00%, 4/15/36	245	253,808

		$120,519,316

Hospital — 18.2%

Allen County, OH, (Mercy Health), 4.00%, 8/1/47(1)	$1,000	$1,074,450

Butler County, OH, (Kettering Health Network Obligated Group), 5.25%, 4/1/31	500	512,790

California Health Facilities Financing Authority, (City of Hope), 4.00%, 11/15/45(1)	6,800	7,495,776

California Health Facilities Financing Authority, (Sutter Health Obligation Group), 5.00%, 8/15/52(1)	10,000	10,797,300

Camden County Improvement Authority, NJ, (Cooper Health System), 5.75%, 2/15/42	1,985	2,119,583

Chattanooga Health, Educational and Housing Facility Board, TN, (CommonSpirit Health), 4.00%, 8/1/44	1,185	1,213,511

Chester County Health and Education Facilities Authority, PA, (Main Line Health System), 4.00%, 9/1/50	2,125	2,403,715

Doylestown Hospital Authority, PA, (Doylestown Health), 4.00%, 7/1/45	310	319,086

Franklin County, OH, (Trinity Health Credit Group), 5.00%, 12/1/47(1)	2,800	3,237,668

Hamilton County, OH, (Cincinnati Children’s Hospital Medical Center), 5.00%, 5/15/34	250	281,198

Hamilton County, OH, (UC Health), 4.00%, 9/15/50	1,665	1,739,242

Massachusetts Development Finance Agency, (Atrius Health), 4.00%, 6/1/49	735	737,800

Massachusetts Development Finance Agency, (Atrius Health), 5.00%, 6/1/39	610	677,387

Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/46(1)	10,000	11,140,900

Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/47(1)	3,550	4,063,330

Massachusetts Development Finance Agency, (UMass Memorial), 5.50%, 7/1/31	30	31,019

5	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trust

May 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 5.125%, 7/1/35	$970	$973,026

Michigan Finance Authority, (Henry Ford Health System), 4.00%, 11/15/50	2,460	2,612,668

Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/42(1)	2,850	3,316,345

Middleburg Heights, OH, (Southwest General Health Center), 5.25%, 8/1/36	500	515,635

Middleburg Heights, OH, (Southwest General Health Center), 5.25%, 8/1/41	800	823,216

New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	100	100,280

New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), Prerefunded to 7/1/23, 5.25%, 7/1/31	45	51,347

New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/39(1)	3,425	3,994,098

New York Dormitory Authority, (Catholic Health System Obligated Group), 4.00%, 7/1/45	1,595	1,687,335

New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/36(4)	800	904,624

Northampton County General Purpose Authority, PA, (Saint Luke’s Hospital), 5.50%, 8/15/33	250	251,575

Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	205	205,658

Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	565	611,816

Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	165	178,086

Oklahoma Development Finance Authority, (OU Medicine), 5.00%, 8/15/38	425	456,170

Oklahoma Development Finance Authority, (OU Medicine), 5.25%, 8/15/43	4,770	5,181,079

Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 4.00%, 8/15/42(1)	5,250	5,781,562

Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	495	496,074

Saginaw Hospital Finance Authority, MI, (Covenant Medical Center, Inc.), 5.00%, 7/1/30	1,000	1,003,880

Southeastern Ohio Port Authority, OH, (Memorial Health System Obligated Group), 5.00%, 12/1/43	875	877,923

Southeastern Ohio Port Authority, OH, (Memorial Health System Obligated Group), 5.50%, 12/1/43	750	772,035

Tampa, FL, (BayCare Health System), 4.00%, 11/15/46(1)	10,000	10,663,800

Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Scott & White Health), 5.00%, 11/15/45(1)	6,200	7,066,078

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 5.375%, 6/1/38	$1,000	$1,090,510

		$97,459,575

Housing — 0.3%

East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), 5.00%, 7/1/39	$175	$176,711

Ohio Housing Finance Agency, (GNMA, FNMA, FHLMC), 3.80%, 9/1/38	915	1,014,781

Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	180	172,325

		$1,363,817

Industrial Development Revenue — 4.6%

Clayton County Development Authority, GA, (Delta Air Lines, Inc.), 8.75%, 6/1/29	$400	$401,388

Cleveland, OH, (Continental Airlines), (AMT), 5.375%, 9/15/27	555	554,961

Delaware County Industrial Development Authority, PA, (Covanta), 5.00%, 7/1/43(4)	750	750,900

Essex County Improvement Authority, NJ, (Covanta), (AMT), 5.25%, 7/1/45(4)	5,475	5,488,304

Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(4)	1,075	1,144,789

National Finance Authority, NH, (Covanta), 4.625%, 11/1/42(4)	1,580	1,548,605

National Finance Authority, NH, (Covanta), (AMT), 4.875%, 11/1/42(4)	1,740	1,745,116

New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.125%, 9/15/23	50	49,881

New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.25%, 9/15/29	4,815	4,765,839

New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.50%, 6/1/33	750	739,860

New Jersey Economic Development Authority, (Continental Airlines), Series 2000B, (AMT), 5.625%, 11/15/30	2,720	2,735,096

New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.10%, 6/1/23	220	220,673

Pennsylvania Economic Development Financing Authority, (Procter & Gamble Paper Products Co.), (AMT), 5.375%, 3/1/31	1,000	1,360,110

Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(4)	1,525	1,500,249

Tuscaloosa County Industrial Development Authority, AL, (Hunt Refining Co.), 4.50%, 5/1/32(4)	775	779,503

6	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trust

May 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue (continued)

Tuscaloosa County Industrial Development Authority, AL, (Hunt Refining Co.), 5.25%, 5/1/44(4)	$690	$706,243

Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(4)	300	312,288

		$24,803,805

Insured – Education — 0.8%

Hamilton County, OH, (University Heights Community Urban Development Corp.), (AGM), 5.00%, 6/1/30	$750	$752,565

Massachusetts College Building Authority, (AGC), 5.50%, 5/1/39	1,000	1,523,260

Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)	1,365	1,957,505

		$4,233,330

Insured – Electric Utilities — 1.9%

Cleveland, OH, Public Power System Revenue, (NPFG), 0.00%, 11/15/27	$710	$636,806

Cleveland, OH, Public Power System Revenue, (NPFG), 0.00%, 11/15/38	2,000	1,224,900

Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/25	815	781,137

Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/26	3,000	2,812,920

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	305	308,730

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	1,515	1,519,712

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	250	247,527

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	1,880	1,854,902

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	595	585,992

		$9,972,626

Insured – Escrowed / Prerefunded — 0.1%

Cleveland, OH, Airport System Revenue, (AGM), Prerefunded to 1/1/22, 5.00%, 1/1/30	$600	$645,720

		$645,720

Insured – General Obligations — 1.3%

Bay City Brownfield Redevelopment Authority, MI, (BAM), 5.375%, 10/1/38	$500	$575,575

Canal Winchester Local School District, OH, (NPFG), 0.00%, 12/1/30	2,455	2,024,933

Detroit School District, MI, (AGM), 5.25%, 5/1/32	300	408,780

Hartland Consolidated Schools, MI, (AGM), 5.25%, 5/1/29	1,000	1,045,610

Livonia Public Schools, MI, (AGM), 5.00%, 5/1/43	910	1,022,958

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)

Massachusetts, (AMBAC), 5.50%, 8/1/30	$1,000	$1,405,950

Westland Tax Increment Finance Authority, MI, (BAM), 5.25%, 4/1/34	500	563,730

		$7,047,536

Insured – Hospital — 0.6%

Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$297,690

Toledo Hospital (The), (AGM), 5.75%, 11/15/38	2,410	2,791,249

		$3,088,939

Insured – Lease Revenue / Certificates of Participation — 0.2%

New Jersey Economic Development Authority, (School Facilities Construction), (NPFG), 5.50%, 9/1/28	$1,000	$1,124,830

		$1,124,830

Insured – Other Revenue — 0.6%

Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$4,210	$2,423,360

Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	590	923,781

		$3,347,141

Insured – Special Tax Revenue — 3.8%

Garden State Preservation Trust, NJ, (AGM), 0.00%, 11/1/25	$5,250	$4,704,998

Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	1,000	1,297,640

Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/37	20,700	11,829,636

New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	760	694,594

New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	2,020	1,802,688

		$20,329,556

Insured – Transportation — 6.2%

Alameda Corridor Transportation Authority, CA, (NPFG), 0.00%, 10/1/33	$12,425	$8,594,497

Chicago, IL, (O’Hare International Airport), (AGM), 5.50%, 1/1/43	935	1,004,929

New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	850	934,618

New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.125%, 1/1/39	1,500	1,633,935

7	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trust

May 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation (continued)

New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/28	$2,400	$1,717,872

New York Thruway Authority, (AGM), 3.00%, 1/1/46	2,555	2,588,164

Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/24	1,000	1,129,200

Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/26	1,000	1,232,040

Pennsylvania Turnpike Commission, (AGM), 6.375%, 12/1/38	2,500	3,337,025

Philadelphia Parking Authority, PA, (AMBAC), 5.25%, 2/15/29	1,005	1,008,829

Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	6,225	6,560,963

Puerto Rico Highway and Transportation Authority, (AGM), 5.50%, 7/1/31	2,370	2,571,426

Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/38	590	619,482

		$32,932,980

Insured – Water and Sewer — 7.4%

DeKalb County, GA, Water and Sewerage Revenue, (AGM), 5.00%, 10/1/35(1)	$17,985	$21,801,597

Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/34	6,000	2,906,400

Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/35	6,680	3,029,647

Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/36	7,000	2,972,480

Jefferson County, AL, Sewer Revenue, (AGM), 5.00%, 10/1/44	3,750	4,159,988

Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	4,780	4,809,062

		$39,679,174

Lease Revenue / Certificates of Participation — 0.8%

Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	$625	$646,631

Michigan State Building Authority, 5.00%, 10/15/51(1)	2,850	3,413,730

		$4,060,361

Other Revenue — 0.8%

Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(5)	$1,925	$346,500

Cleveland-Cuyahoga County Port Authority, OH, (Playhouse Square Foundation), 5.50%, 12/1/43	110	110,741

Kalispel Tribe of Indians, WA, 5.25%, 1/1/38(4)	485	509,396

Mercer County Improvement Authority, NJ, 4.00%, 3/15/40	700	828,702

Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(4)	890	801,409

Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	805	805,781

Security	Principal Amount (000’s omitted)	Value

Other Revenue (continued)

White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(4)	$825	$824,918

		$4,227,447

Senior Living / Life Care — 6.5%

District of Columbia, (Ingleside at Rock Creek), 3.875%, 7/1/24	$1,110	$1,054,156

District of Columbia, (Ingleside at Rock Creek), 5.00%, 7/1/32	265	250,497

Franklin County, OH, (Friendship Village of Dublin), 5.00%, 11/15/44	650	656,818

Iowa Finance Authority, (Lifespace Communities, Inc.), 5.00%, 5/15/55	1,055	982,711

Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/32	725	701,974

Lee County Industrial Development Authority, FL, (Shell Point/Alliance Obligated Group), 5.00%, 11/15/44	1,750	1,780,292

Logan County, CO, (TLC Care Choices, Inc.), 6.875%, 12/1/23(6)	3,109	839,338

Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/33(4)	775	718,301

Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/38(4)	545	484,233

Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/57(4)	310	300,802

Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.00%, 1/1/38	3,715	3,277,819

Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.40%, 10/1/44	1,480	1,479,867

National Finance Authority, NH, (The Vista), 5.25%, 7/1/39(4)	780	698,521

National Finance Authority, NH, (The Vista), 5.625%, 7/1/46(4)	465	419,556

National Finance Authority, NH, (The Vista), 5.75%, 7/1/54(4)	1,270	1,151,153

New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 4.50%, 7/1/38	700	605,234

New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/29	215	212,521

New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 5.00%, 7/1/32	200	200,124

New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 5.00%, 7/1/33	125	124,284

New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 5.00%, 7/1/34	130	128,187

New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 5.00%, 7/1/39	425	410,287

Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/53	1,255	1,174,404

8	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trust

May 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/39	$740	$767,913

Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.50%, 6/1/49	3,650	3,789,904

Public Finance Authority, WI, (Penick Village), 5.00%, 9/1/39(4)	775	675,963

Savannah Economic Development Authority, GA, (Marshes Skidaway), 7.125%, 1/1/38	4,960	5,130,624

Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/44	4,250	4,262,835

Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.00%, 12/1/32	335	335,616

Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.25%, 12/1/42	985	961,774

Warren County, OH, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	275	295,325

Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/39(4)	750	685,455

		$34,556,488

Special Tax Revenue — 20.3%

Cleveland, OH, Income Tax Revenue, 5.00%, 10/1/39(1)	$550	$671,121

Cleveland, OH, Income Tax Revenue, 5.00%, 10/1/43(1)	2,200	2,661,846

Franklin County, OH, Sales Tax Revenue, 5.00%, 6/1/38(1)	1,400	1,773,282

Franklin County, OH, Sales Tax Revenue, 5.00%, 6/1/43(1)	1,400	1,753,752

Massachusetts School Building Authority, Sales Tax Revenue, 5.00%, 11/15/46(1)	4,100	4,939,639

Massachusetts, (Rail Enhancement and Accelerated Bridge Programs), 5.00%, 6/1/47(1)	3,000	3,638,190

New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(5)	90	0

New River Community Development District, FL, (Capital Improvements), 5.35%, 5/1/38(5)	35	0

New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	135	132,039

New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 11/1/38	6,500	7,480,785

New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 8/1/39(1)	6,500	7,187,115

New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 8/1/39(1)	12,400	14,218,956

New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.50%, 11/1/35(1)	2,820	2,875,695

New York City Transitional Finance Authority, NY, Future Tax Revenue, Prerefunded to 11/1/20, 5.50%, 11/1/35(1)	2,180	2,228,135

New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/34(1)	10,000	11,675,000

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)

New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/43(1)	$14,100	$17,064,243

New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/45(1)	5,600	6,210,400

Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue, 5.25%, 12/1/44(1)	3,250	4,024,215

Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/24	147	129,464

Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/27	251	198,252

Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/29	246	178,249

Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/31	316	208,001

Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/33	357	214,357

Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/46	3,403	883,521

Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/51	2,773	526,038

Puerto Rico Sales Tax Financing Corp., 4.329%, 7/1/40	1,347	1,296,488

Puerto Rico Sales Tax Financing Corp., 4.50%, 7/1/34	238	240,735

Puerto Rico Sales Tax Financing Corp., 4.536%, 7/1/53	36	33,863

Puerto Rico Sales Tax Financing Corp., 4.55%, 7/1/40	132	130,846

Puerto Rico Sales Tax Financing Corp., 4.75%, 7/1/53	972	948,206

Puerto Rico Sales Tax Financing Corp., 4.784%, 7/1/58	538	522,737

Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	2,459	2,467,016

Southern Hills Plantation I Community Development District, FL, Series A1, 5.80%, 5/1/35	223	179,386

Southern Hills Plantation I Community Development District, FL, Series A2, 5.80%, 5/1/35	165	123,041

Sterling Hill Community Development District, FL, 6.20%, 5/1/35	552	347,617

Texas Transportation Commission, 5.00%, 4/1/33(1)	10,000	11,624,100

		$108,786,330

Student Loan — 0.1%

New Jersey Higher Education Student Assistance Authority, (AMT), 4.75%, 12/1/43	$740	$777,015

		$777,015

Transportation — 19.4%

Central Texas Regional Mobility Authority, Prerefunded to 1/1/21, 5.75%, 1/1/31	$435	$448,872

Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	1,000	1,116,700

Delaware River and Bay Authority of Delaware and New Jersey, 4.00%, 1/1/44(1)	4,275	4,806,297

Delaware River Joint Toll Bridge Commission of Pennsylvania and New Jersey, 5.00%, 7/1/37(1)	1,825	2,257,124

Delaware River Joint Toll Bridge Commission of Pennsylvania and New Jersey, 5.00%, 7/1/47(1)	6,525	7,922,981

Hawaii, Airports System Revenue, (AMT), 5.00%, 7/1/43(1)	8,850	10,268,743

Illinois Toll Highway Authority, 4.00%, 1/1/44(1)	8,000	8,819,360

9	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trust

May 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

Memphis-Shelby County Airport Authority, TN, (AMT), 5.75%, 7/1/24	$400	$401,444

Metropolitan Transportation Authority, NY, Green Bonds, 5.25%, 11/15/55	3,000	3,305,340

New Jersey Economic Development Authority, (Port Newark Container Terminal, LLC), (AMT), 5.00%, 10/1/47	750	783,630

New Jersey Economic Development Authority, (Transit Transportation Project), 4.00%, 11/1/38	750	701,588

New Jersey Economic Development Authority, (Transit Transportation Project), 4.00%, 11/1/39	750	698,715

New Jersey Economic Development Authority, (Transit Transportation Project), 5.00%, 11/1/44	11,000	11,361,350

New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.00%, 6/15/44	2,060	2,123,819

New Jersey Transportation Trust Fund Authority, (Transportation System), 5.50%, 6/15/31	1,100	1,117,402

New York Liberty Development Corp., (1 World Trade Center Port Authority Construction), 5.00%, 12/15/41(1)	7,880	8,308,672

New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/41	1,255	1,316,984

New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/46	1,230	1,284,821

New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.25%, 1/1/50	1,055	1,109,892

Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	3,860	4,185,900

Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	550	564,124

Port Authority of New York and New Jersey, 5.00%, 10/15/42(1)	6,250	7,255,375

Port Authority of New York and New Jersey, (AMT), 4.00%, 9/1/33(1)	7,200	7,680,096

Port Authority of New York and New Jersey, (AMT), 4.50%, 4/1/37(1)	8,500	8,808,975

Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	1,885	1,894,463

Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 4.00%, 12/31/38	455	466,289

Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 4.00%, 12/31/39	155	158,481

Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 5.00%, 12/31/35	205	232,160

Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Segment 3C), (AMT), 5.00%, 6/30/58	2,720	2,994,883

Texas Transportation Commission, 0.00%, 8/1/37	725	347,514

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

Texas Transportation Commission, (Central Texas Turnpike System), 0.00%, 8/1/39	$750	$322,328

Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/42	640	673,094

		$103,737,416

Utilities — 0.1%

Philadelphia, PA, Gas Works Revenue, 5.25%, 8/1/40	$365	$367,913

		$367,913

Water and Sewer — 13.0%

Atlanta, GA, Water and Wastewater Revenue, 5.00%, 11/1/40(1)	$10,000	$11,642,900

Atlanta, GA, Water and Wastewater Revenue, 5.00%, 11/1/43(1)	6,250	7,689,000

Atlanta, GA, Water and Wastewater Revenue, 5.00%, 11/1/47(1)	14,100	17,269,821

Dallas, TX, Waterworks and Sewer System Revenue, 4.00%, 10/1/43(1)	9,550	11,087,836

Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	1,860	2,000,821

Grand Rapids, MI, Sanitary Sewer System Revenue, 5.00%, 1/1/48(1)	2,500	3,057,400

Massachusetts Water Resources Authority, Green Bonds, 5.00%, 8/1/40(1)	3,000	3,642,120

Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/34	4,130	4,620,727

Michigan Finance Authority, (Detroit Water and Sewerage Department), (AMT), 5.00%, 7/1/44	1,250	1,307,037

Port Huron, MI, Water Supply System, 5.25%, 10/1/31	250	265,585

Sussex County Municipal Utilities Authority, NJ, 0.00%, 12/1/36	1,250	788,063

Texas Water Development Board, 4.00%, 10/15/47(1)	5,500	6,363,500

		$69,734,810

Total Tax-Exempt Municipal Securities — 148.1% (identified cost $739,350,957)		$792,857,725

Taxable Municipal Securities — 4.6%
Security	Principal Amount (000’s omitted)	Value

Cogeneration — 0.0%(2)

Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(3)	$172	$42,985

		$42,985

10	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trust

May 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded — 0.6%

Chicago, IL, Prerefunded to 1/1/25, 7.75%, 1/1/42	$2,394	$3,064,727

		$3,064,727

General Obligations — 2.3%

Atlantic City, NJ, 7.50%, 3/1/40	$6,880	$9,980,334

Chicago, IL, 7.75%, 1/1/42	2,424	2,562,217

		$12,542,551

Hospital — 1.2%

California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$6,000	$6,290,100

		$6,290,100

Insured – Transportation — 0.3%

Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/32	$1,285	$811,760

Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/33	1,000	600,320

		$1,412,080

Student Loan — 0.1%

Massachusetts Educational Financing Authority, 4.70%, 1/1/30	$565	$628,455

		$628,455

Transportation — 0.1%

New Jersey Transportation Trust Fund Authority, 5.754%, 12/15/28	$750	$849,563

		$849,563

Total Taxable Municipal Securities — 4.6% (identified cost $20,371,576)		$24,830,461

Corporate Bonds & Notes — 2.5%
Security	Principal Amount (000’s omitted)	Value

Hospital — 1.7%

Boston Medical Center Corp., 4.581%, 7/1/47	$835	$822,087

CommonSpirit Health, 3.347%, 10/1/29	1,930	1,947,335

Montefiore Obligated Group, 4.287%, 9/1/50	6,945	6,501,971

		$9,271,393

Security	Principal Amount (000’s omitted)	Value

Other — 0.8%

Morongo Band of Mission Indians, 7.00%, 10/1/39(4)	$3,470	$3,932,829

		$3,932,829

Total Corporate Bonds & Notes — 2.5% (identified cost $13,180,000)		$13,204,222

Total Investments — 155.2% (identified cost $772,902,533)		$830,892,408

Other Assets, Less Liabilities — (55.2)%		$(295,571,860)

Net Assets — 100.0%		$535,320,548

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At May 31, 2020, the concentration of the Trust’s investments in the various states and territories, determined as a percentage of total investments, is as follows:

New York	15.2%

Massachusetts	10.2%

Others, representing less than 10% individually	74.6%

The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At May 31, 2020, 14.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 7.3% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).

(2)	Amount is less than 0.05%.

(3)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2020, the aggregate value of these securities is $31,829,023 or 5.9% of the Trust’s net assets.

(5)	Issuer is in default with respect to interest and/or principal payments.

(6)	Security is in default and making only partial interest payments.

11	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trust

May 31, 2020

Portfolio of Investments (Unaudited) — continued

Abbreviations:

AGC	–	Assured Guaranty Corp.

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.

FHLMC	–	Federal Home Loan Mortgage Corp.

FNMA	–	Federal National Mortgage Association

GNMA	–	Government National Mortgage Association

NPFG	–	National Public Finance Guarantee Corp.

PSF	–	Permanent School Fund

XLCA	–	XL Capital Assurance, Inc.

12	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trust

May 31, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	May 31, 2020

Investments, at value (identified cost, $772,902,533)	$830,892,408

Cash	749,271

Interest receivable	9,642,328

Receivable for investments sold	11,425,238

Total assets	$852,709,245

Liabilities

Payable for floating rate notes issued	$308,030,661

Due to broker for floating rate notes redeemed	7,600,000

Payable to affiliates:

Investment adviser fee	274,383

Administration fee	137,192

Trustees’ fees	6,841

Interest expense and fees payable	1,170,352

Accrued expenses	169,268

Total liabilities	$317,388,697

Net assets	$535,320,548

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized	$396,672

Additional paid-in capital	478,669,160

Distributable earnings	56,254,716

Net assets	$535,320,548

Common Shares Outstanding	39,667,163

Net Asset Value

Net assets ÷ common shares issued and outstanding	$13.50

13	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trust

May 31, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended May 31, 2020

Interest	$16,430,136

Total investment income	$16,430,136

Expenses

Investment adviser fee	$1,878,537

Administration fee	829,282

Trustees’ fees and expenses	20,760

Custodian fee	71,821

Transfer and dividend disbursing agent fees	9,175

Legal and accounting services	66,873

Printing and postage	25,844

Interest expense and fees	2,757,015

Miscellaneous	51,020

Total expenses	$5,710,327

Net investment income	$10,719,809

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(1,991,885)

Net realized loss	$(1,991,885)

Change in unrealized appreciation (depreciation) —

Investments	$(9,483,610)

Net change in unrealized appreciation (depreciation)	$(9,483,610)

Net realized and unrealized loss	$(11,475,495)

Net decrease in net assets from operations	$(755,686)

14	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trust

May 31, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended May 31, 2020 (Unaudited)	Year Ended November 30, 2019

From operations —

Net investment income	$10,719,809	$20,134,524

Net realized gain (loss)	(1,991,885)	2,975,722

Net change in unrealized appreciation (depreciation)	(9,483,610)	38,422,696

Net increase (decrease) in net assets from operations	$(755,686)	$61,532,942

Distributions to common shareholders	$(10,908,109)	$(20,937,994)

Capital share transactions —

Issued in connection with tax-free reorganizations (see Note 7)	$—	$204,376,861

Net increase in net assets from capital share transactions	$—	$204,376,861

Net increase (decrease) in net assets	$(11,663,795)	$244,971,809

Net Assets

At beginning of period	$546,984,343	$302,012,534

At end of period	$535,320,548	$546,984,343

15	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trust

May 31, 2020

Statement of Cash Flows (Unaudited)

Cash Flows From Operating Activities	Six Months Ended May 31, 2020

Net decrease in net assets from operations	$(755,686)

Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:

Investments purchased	(77,669,162)

Investments sold	77,923,152

Net amortization/accretion of premium (discount)	957,821

Decrease in interest receivable	466,134

Decrease in payable to affiliate for investment adviser fee	(71,611)

Increase in payable to affiliate for administration fee	164

Increase in payable to affiliate for Trustees’ fees	33

Decrease in interest expense and fees payable	(408,808)

Decrease in accrued expenses	(87,612)

Net change in unrealized (appreciation) depreciation from investments	9,483,610

Net realized loss from investments	1,991,885

Net cash provided by operating activities	$11,829,920

Cash Flows From Financing Activities

Cash distributions paid to common shareholders	$(10,908,109)

Proceeds from secured borrowings	1,700,000

Repayment of secured borrowings	(4,395,000)

Net cash used in financing activities	$(13,603,109)

Net decrease in cash	$(1,773,189)

Cash at beginning of period	$2,522,460

Cash at end of period	$749,271

Supplemental disclosure of cash flow information:

Cash paid for interest and fees	$3,165,823

16	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trust

May 31, 2020

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended May 31, 2020 (Unaudited)		Year Ended November 30,
			2019	2018	2017	2016		2015

Net asset value — Beginning of period (Common shares)	$13.790		$12.700	$13.250	$12.910	$13.020		$12.950

Income (Loss) From Operations

Net investment income(1)	$0.270		$0.542	$0.611	$0.688	$0.767		$0.886

Net realized and unrealized gain (loss)	(0.285)		1.117	(0.528)	0.330	(0.340)		0.082

Distributions to APS shareholders(1)

From net investment income	—		—	(0.004)	(0.008)	(0.008)		(0.007)

Discount on redemption and repurchase of APS(1)	—		—	—	—	0.244		—

Total income (loss) from operations	$(0.015)		$1.659	$0.079	$1.010	$0.663		$0.961

Less Distributions to Common Shareholders

From net investment income	$(0.275)		$(0.569)	$(0.629)	$(0.670)	$(0.773)		$(0.892)

Total distributions to common shareholders	$(0.275)		$(0.569)	$(0.629)	$(0.670)	$(0.773)		$(0.892)

Premium from common shares sold through shelf offering (see Note 5)(1)	$—		$—	$—	$—	$—		$0.001

Net asset value — End of period (Common shares)	$13.500		$13.790	$12.700	$13.250	$12.910		$13.020

Market value — End of period (Common shares)	$12.250		$12.880	$11.050	$12.300	$12.260		$13.390

Total Investment Return on Net Asset Value(2)	0.10	%(3)	13.83%	1.04%	8.13%	4.91	%(4)	7.60%

Total Investment Return on Market Value(2)	(2.75	)%(3)	22.10%	(5.22)%	5.70%	(3.13)%		7.42%

17	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trust

May 31, 2020

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Six Months Ended May 31, 2020 (Unaudited)		Year Ended November 30,
Ratios/Supplemental Data			2019	2018	2017		2016		2015

Net assets applicable to common shares, end of period (000’s omitted)	$535,321		$546,984	$302,013	$315,080		$307,135		$309,354

Ratios (as a percentage of average daily net assets applicable to common shares):(5)

Expenses excluding interest and fees(6)	1.10	%(7)	1.19%	1.29%	1.33%		1.30%		1.43%

Interest and fee expense(8)	1.02	%(7)	1.27%	1.61%	1.25%		0.83%		0.33%

Total expenses(6)	2.12	%(7)	2.46%	2.90%	2.58%		2.13%		1.76%

Net investment income	3.97	%(7)	4.02%	4.71%	5.19%		5.54%		6.84%

Portfolio Turnover	9	%(3)	17%	32%	8%		4%		21%

Senior Securities:

Total preferred shares outstanding	—		—	—	3,311	(9)	3,311	(9)	4,806	(9)

Asset coverage per preferred share	$—		$—	$—	$120,162	(10)	$117,762	(10)	$89,369	(10)

Involuntary liquidation preference per preferred share	$—		$—	$—	$25,000	(11)	$25,000	(11)	$25,000	(11)

Approximate market value per preferred share	$—		$—	$—	$25,000	(11)	$25,000	(11)	$25,000	(11)

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Not annualized.

(4)

The total return based on net asset value reflects the impact of the tender and repurchase by the Trust of a portion of its APS at 94.5% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 2.93%.

(5)	Ratios do not reflect the effect of dividend payments to APS shareholders, if any.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)

Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G) and/or iMTP Shares issued to redeem a portion of the Trust’s APS. As of November 30, 2018, the Trust had no APS and iMTP Shares outstanding.

(9)	Preferred shares represent iMTP Shares and APS as of November 30, 2017 and 2016 and APS as of November 30, 2015.

(10)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(11)	Plus accumulated and unpaid dividends.

APS	–	Auction Preferred Shares

iMTP Shares	–	Institutional MuniFund Term Preferred Shares

18	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trust

May 31, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Municipal Income Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Trust seeks to provide current income exempt from regular federal income tax.

The following is a summary of significant accounting policies of the Trust. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Trust is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Trust in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Trust’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Trust intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Trust, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of May 31, 2020, the Trust had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Trust files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Trust shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Trust shareholders. Moreover, the By-laws also provide for indemnification out of Trust property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

G  Floating Rate Notes Issued in Conjunction with Securities Held — The Trust may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby the Trust may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a

19

Eaton Vance

Municipal Income Trust

May 31, 2020

Notes to Financial Statements (Unaudited) — continued

trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Trust, and which may have been, but is not required to be, the bond purchased from the Trust (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by the Trust gives the Trust the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Trust, thereby terminating the SPV. Should the Trust exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Trust accounts for the transaction described above as a secured borrowing by including the Bond in its Portfolio of Investments and the Floating Rate Notes (net of unamortized deferred debt issuance costs) as a liability under the caption “Payable for floating rate notes issued” in its Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 6) at May 31, 2020. Interest expense related to the Trust’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Trust, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. Structuring fees paid to the liquidity provider upon the creation of an SPV, if any, are recorded as debt issuance costs and are amortized as interest expense to the expected maturity of the related trust. Unamortized structuring fees related to a terminated SPV are recorded as a realized loss on extinguishment of debt. At May 31, 2020, the amounts of the Trust’s Floating Rate Notes outstanding and the related collateral were $308,030,661 and $457,432,141, respectively. The range of interest rates on the Floating Rate Notes outstanding at May 31, 2020 was 0.10% to 0.46%. For the six months ended May 31, 2020, the Trust’s average settled Floating Rate Notes outstanding and the average interest rate (annualized) including fees were $309,490,656 and 1.78%, respectively.

In certain circumstances, the Trust may enter into shortfall and forbearance agreements with brokers by which the Trust agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Trust had no shortfalls as of May 31, 2020.

The Trust may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Trust’s investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Trust’s investment policies do not allow the Trust to borrow money except as permitted by the 1940 Act. Management believes that the Trust’s restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Trust’s Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Trust’s restrictions apply. Residual interest bonds held by the Trust are securities exempt from registration under Rule 144A of the Securities Act of 1933.

H  When-Issued Securities and Delayed Delivery Transactions — The Trust may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Trust maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

I  Interim Financial Statements — The interim financial statements relating to May 31, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trust’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The Trust intends to make monthly distributions of net investment income to common shareholders. In addition, at least annually, the Trust intends to distribute all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date.

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

20

Eaton Vance

Municipal Income Trust

May 31, 2020

Notes to Financial Statements (Unaudited) — continued

At November 30, 2019, the Fund, for federal income tax purposes, had deferred capital losses of $418,458 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at November 30, 2019, $127,204 are short-term and $291,254 are long-term.

The Trust’s use of net capital losses acquired from reorganizations, which amounted to $418,458 at November 30, 2019, may be limited under certain tax provisions.

The cost and unrealized appreciation (depreciation) of investments of the Trust at May 31, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$464,401,128

Gross unrealized appreciation	$69,475,343

Gross unrealized depreciation	(11,014,724)

Net unrealized appreciation	$58,460,619

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to the Trust. Pursuant to the investment advisory agreement between the Trust and EVM, the investment advisory fee payable by the Trust is 0.70% of the Trust’s average weekly gross assets and is payable monthly. Pursuant to a fee reduction agreement between the Trust and EVM that commenced on May 1, 2010, the annual investment adviser fee was reduced by 0.015% and by an additional 0.015% every May 1 thereafter for the next nineteen years. Pursuant to an amended and restated fee reduction agreement between the Trust and EVM that commenced on November 1, 2018, the annual investment adviser fee was reduced to 0.520% and by 0.015% every May 1 thereafter through 2029. This annual fee reduction was accelerated effective March 1, 2020 and the Trust is currently subject to an investment adviser fee of 0.400% of average weekly gross assets (0.505% from May 1, 2019 to March 1, 2020). The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Trust who are not interested persons of EVM or the Trust and by the vote of a majority of shareholders. Average weekly gross assets include the principal amount of any indebtedness for money borrowed, including debt securities issued by the Trust, and the amount of any outstanding preferred shares issued by the Trust. Pursuant to a fee reduction agreement with EVM, average weekly gross assets are calculated by adding to net assets the amount payable by the Trust to floating rate note holders, such adjustment being limited to the value of the Auction Preferred Shares (APS) outstanding prior to any APS redemptions by the Trust. The administration fee is earned by EVM for administering the business affairs of the Trust and is computed at an annual rate of 0.20% of the Trust’s average weekly gross assets. For the six months ended May 31, 2020, the investment adviser fee and administration fee were $1,878,537 and $829,282, respectively.

Trustees and officers of the Trust who are members of EVM’s organization receive remuneration for their services to the Trust out of the investment adviser fee. Trustees of the Trust who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended May 31, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Trust are officers of EVM.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $77,669,162 and $88,108,247, respectively, for the six months ended May 31, 2020.

5  Common Shares of Beneficial Interest and Shelf Offering

The Trust may issue common shares pursuant to its dividend reinvestment plan. There were no common shares issued by the Trust for the six months ended May 31, 2020 and the year ended November 30, 2019.

Pursuant to a registration statement filed with the SEC, the Trust is authorized to issue up to an additional 2,610,553 common shares through an equity shelf offering program (the “shelf offering”). Under the shelf offering, the Trust, subject to market conditions, may raise additional capital from time to time and in varying amounts and offering methods at a net price at or above the Trust’s net asset value per common share. During the six months ended May 31, 2020 and the year ended November 30, 2019, there were no shares sold by the Trust pursuant to its shelf offering.

21

Eaton Vance

Municipal Income Trust

May 31, 2020

Notes to Financial Statements (Unaudited) — continued

In November 2013, the Board of Trustees initially approved a share repurchase program for the Trust. Pursuant to the reauthorization of the share repurchase program by the Board of Trustees in March 2019, the Trust is authorized to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year at market prices when shares are trading at a discount to net asset value. The share repurchase program does not obligate the Trust to purchase a specific amount of shares. There were no repurchases of common shares by the Trust for the six months ended May 31, 2020 and the year ended November 30, 2019.

In addition, the Trust issued 15,884,819 shares in connection with the reorganizations described below in Note 7 during the year ended November 30, 2019.

6  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2020, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$792,857,725	$—	$792,857,725

Taxable Municipal Securities	—	24,830,461	—	24,830,461

Corporate Bonds & Notes	—	13,204,222	—	13,204,222

Total Investments	$—	$830,892,408	$—	$830,892,408

7  Reorganizations

During the year ended November 30, 2019, the Trust acquired the net assets of Eaton Vance Michigan Municipal Income Trust (Michigan Trust), Eaton Vance Massachusetts Municipal Income Trust (Massachusetts Trust), Eaton Vance Ohio Municipal Income Trust (Ohio Trust), Eaton Vance Pennsylvania Municipal Income Trust (Pennsylvania Trust) and Eaton Vance New Jersey Municipal Income Trust (New Jersey Trust), (collectively, the “Acquired Trusts”), pursuant to Agreements and Plans of Reorganization (each, a “Plan”) approved by the respective shareholders of the Acquired Trusts. Under the terms of each Plan, the common shares of each Acquired Trust were, in effect, exchanged for new common shares of the Trust with an equal aggregate net asset value. The purpose of each reorganization was to combine two funds managed by EVM with similar investment objectives and policies. Each reorganization was structured as a tax-free reorganization under the Internal Revenue Code.

The net assets and shares outstanding of each Acquired Trust as of the close of business on the closing date of each reorganization and the number of shares issued in each reorganization by the Trust were as follows:

Closing Date	Acquired Trust	Acquired Trust Shares Outstanding	Acquired Trust Net Assets	Trust Shares Issued

December 14, 2018	Michigan Trust	2,012,993	$28,350,296	2,225,350

January 18, 2019	Massachusetts Trust	2,737,021	$39,458,987	3,072,268

January 18, 2019	Ohio Trust	2,857,157	$40,950,334	3,188,385

January 18, 2019	Pennsylvania Trust	2,601,014	$34,007,282	2,647,800

February 22, 2019	New Jersey Trust	4,598,158	$61,609,962	4,751,016

22

Eaton Vance

Municipal Income Trust

May 31, 2020

Notes to Financial Statements (Unaudited) — continued

The investment portfolios of the Acquired Trusts were the principal assets acquired by the Trust. For financial reporting purposes, assets received and shares issued by the Trust were recorded at fair value; however, the identified cost of the investments received from the Acquired Trusts were carried forward to align ongoing reporting of the Trust’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Investments and net assets immediately before each reorganization and combined net assets were as follows:

	Acquired Trust			Trust
	Investments, at value	Investments, at cost	Net Assets	Net Assets	Combined Net Assets

Michigan Trust	$44,892,357	$44,148,855	$28,350,296	$302,980,628	$331,330,924

Massachusetts Trust	$59,742,970	$57,396,209	$39,458,987

Ohio Trust	$61,325,033	$58,872,323	$40,950,334

Pennsylvania Trust	$54,653,170	$53,514,276	$34,007,282

	$175,721,173	$169,782,808	$114,416,603	$334,032,029	$448,448,632

New Jersey Trust	$93,352,282	$89,688,645	$61,609,962	$452,778,473	$514,388,435

Included in net assets of the Acquired Trusts immediately before each reorganization were accumulated net realized gain (loss) and unrealized appreciation (depreciation) as follows:

	Accumulated Net Realized Gain (Loss)	Unrealized Appreciation (Depreciation)

Michigan Trust	$63,537	$743,502

Massachusetts Trust	$30,866	$2,346,761

Ohio Trust	$25,810	$2,452,710

Pennsylvania Trust	$(1,151,503)	$1,138,894

New Jersey Trust	$(778,784)	$3,663,637

Assuming each reorganization had been completed on December 1, 2018, the beginning of the Trust’s annual reporting period, the Trust’s pro forma results of operations for the year ended November 30, 2019 are as follows:

Net investment income	$21,152,288

Net realized and unrealized gain	$52,166,934

Net increase in net assets from operations	$73,319,222

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganizations were completed, it was not practicable to separate the amounts of revenue and earnings of each Acquired Trust since the closing date of each reorganization through November 30, 2019.

8  Risks and Uncertainties

An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Trust’s investments.

23

Eaton Vance

Municipal Income Trust

May 31, 2020

Annual Meeting of Shareholders (Unaudited)

The Trust held its Annual Meeting of Shareholders on March 19, 2020. The following action was taken by the shareholders:

Proposal 1.  The election of William H. Park, Helen Frame Peters, Keith Quinton and Marcus L. Smith as Class III Trustees of the Trust for a three-year term expiring in 2023.

Nominees for Trustee	Number of Shares
	For	Withheld

William H. Park	34,357,355	1,347,841

Helen Frame Peters	34,416,338	1,288,858

Keith Quinton	34,773,226	931,970

Marcus L. Smith	34,836,890	868,306

24

Eaton Vance

Municipal Income Trust

May 31, 2020

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 22, 2020 (the “April 2020 Meeting”), the Boards of Trustees/Directors comprised of the same individuals (collectively, the “Board”) that oversees a majority of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements(1) for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between February and April 2020. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.

In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;

(1)

Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

25

Eaton Vance

Municipal Income Trust

May 31, 2020

Board of Trustees’ Contract Approval — continued

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by the adviser and/or administrator to each of the funds;

•

For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices, trading volume data, distribution rates and other relevant matters; and

•	The terms of each investment advisory agreement and sub-advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2020, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

In voting its approval of the continuation of existing investment advisory agreements and sub-advisory agreements at the April 2020 Meeting, the Board relied on an order issued by the Securities and Exchange Commission on March 25, 2020, which provided temporary relief from the in-person voting requirements under Section 15 of the 1940 Act in response to the impacts of the COVID-19 pandemic.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Municipal Income Trust (the “Fund”) and Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board considered the abilities and experience of the Adviser’s investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. The Board considered the Adviser’s municipal bond team,

26

Eaton Vance

Municipal Income Trust

May 31, 2020

Board of Trustees’ Contract Approval — continued

which includes portfolio managers and credit specialists who provide services to the Fund. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. The Board considered the deep experience of the Adviser and its affiliates with managing and operating funds organized as exchange-listed closed-end funds, such as the Fund. In this regard, the Board considered, among other things, the Adviser’s and its affiliates’ experience with implementing leverage arrangements, monitoring and assessing trading price discounts and premiums and adhering to the requirements of securities exchanges.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index, and assessed the Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2019. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its benchmark index for the three-year period. The Board considered, among other things, the Adviser’s efforts to generate competitive levels of tax-exempt current income over time through investments that focus on higher quality municipal bonds that often have longer maturities. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2019, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain Fund specific factors that had an impact on the Fund’s total expense ratio relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee. Additionally, the Board took into account the financial resources committed by the Adviser in structuring the Fund at the time of its initial public offering and the waiver of fees provided by the Adviser for the first five years of the Fund’s life. The Board also considered that, following discussions with the Contract Review Committee, the Adviser had implemented a series of permanent reductions in management fees beginning in May 2010, which had been fully implemented as of March 1, 2020.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

27

Eaton Vance

Municipal Income Trust

May 31, 2020

Board of Trustees’ Contract Approval — continued

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also considered the fact that the Fund is not continuously offered in the same manner as an open-end fund and that, notwithstanding that the Fund is authorized to issue additional common shares through a shelf offering, the Fund’s assets are not expected to increase materially in the foreseeable future. Accordingly, the Board did not find that the implementation of breakpoints in the advisory fee schedule is warranted at this time.

28

Eaton Vance

Municipal Income Trust

May 31, 2020

Officers and Trustees

Officers

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

29

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. American Stock Transfer & Trust Company, LLC (“AST”), the closed-end funds transfer agent, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct AST, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact AST or your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by AST or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  The Fund’s Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund’s annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

30

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

7695    5.31.20

Item 2.	Code of Ethics

Not required in this filing.

Item 3.	Audit Committee Financial Expert

Not required in this filing.

Item 4.	Principal Accountant Fees and Services

Not required in this filing.

Item 5.	Audit Committee of Listed Registrants

Not required in this filing.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

No activity to report for the registrant’s most recent fiscal year end.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipal Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	July 17, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	July 17, 2020

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	July 17, 2020